UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust
(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A 2nd floor Willow Grove, PA 1090-1904
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road    Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:  888.626.3863

Date of fiscal year end:  11/30/2009

Date of reporting period: 02/28/2009

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of February 28, 2009

	Shares	Market Value

Common Stock - 85.35%

Aerospace & Defense - 3.76%
Rockwell Collins, Inc.	10,000	$312,000

Banks - 0.23%
CapitalSource, Inc.	10,000	18,700

Commercial Services - 2.20%
* FTI Consulting, Inc.	5,000	182,700

Computers - 3.37%
* Affiliated Computer Services, Inc.	6,000	279,780

Electric - 3.28%
Edison International	10,000	272,200

Electronics - 3.50%
Amphenol Corp.	9,000	228,780
* Flextronics International Ltd.	30,000	61,800
		290,580
Environmental Control - 8.22%
Republic Services, Inc.	15,000	298,500
* Stericycle, Inc.	8,000	383,840
		682,340
Food - 6.62%
McCormick & Co., Inc.	10,000	313,500
The Hershey Co.	7,000	235,830
		549,330
Gas - 3.23%
Energen Corp.	10,000	268,000

Hand & Machine Tools - 5.12%
Black & Decker Corp.	8,000	189,360
Snap-On, Inc.	10,000	235,900
		425,260
Healthcare - Products - 12.33%
Dentsply International, Inc.	10,000	231,200
* Henry Schein, Inc.	6,000	220,080
* Hologic, Inc.	20,000	226,400
STERIS Corp.	15,000	345,900
		1,023,580
Healthcare - Services - 4.42%
Quest Diagnostics, Inc.	8,000	366,640

Home Furnishings - 1.34%
Whirlpool Corp.	5,000	111,150

Household Products - 7.23%
Clorox Co.	8,000	388,800
* Energizer Holdings, Inc.	5,000	210,950
		599,750
Mining - 2.46%
Cameco Corp.	14,000	204,120

Miscellaneous Manufacturing - 3.62%
Parker Hannifin Corp.	9,000	300,330

Oil & Gas - 2.19%
Rowan Companies, Inc.	15,000	181,650

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of February 28, 2009

	Shares	Market Value

Common Stock - 85.35% (Continued)

Oil & Gas Services - 3.85%
* Cameron International Corp.	10,000	$192,800
* Exterran Holdings, Inc.	7,000	126,700
		319,500
Retail - 6.12%
* Bed Bath & Beyond, Inc.	10,000	213,000
Ross Stores, Inc.	10,000	295,200
		508,200
Software - 0.52%
* VeriFone Holdings, Inc.	10,000	43,400

Telecommunications - 1.74%
Frontier Communications Corp.	20,000	144,000

Total Common Stock (Cost $10,718,235)		7,083,210

Exchange-Traded Funds - 4.46%
* SPDR Gold Trust	4,000	370,520

Total Exchange-Traded Funds (Cost $326,194)		370,520

INVESTMENT COMPANY - 10.34%
** Evergreen Money Market Fund Class I, 0.40%
(Cost $857,803)	857,803	857,803

Total Investments (Cost $11,902,232) - 100.15%		8,311,533
Liabilities in Excess of Other Assets, net - (0.15)%		(12,212)

Net Assets - 100.00%		$8,299,321

* Non-income producing investment.
** Rate shown represents the rate at February 28, 2009 is subject to change and resets daily.

Capital Management Mid-Cap Fund

Summary of Investments by Industry (Unaudited)
As of February 28, 2009
	% of Net Assets
Industry		Market Value

Aerospace & Defense	3.76%	$312,000
Banks	0.23%	18,700
Commercial Services	2.20%	182,700
Computers	3.37%	279,780
Electric	3.28%	272,200
Electronics	3.50%	290,580
Environmental Control	8.22%	682,340
Exchange-Traded Funds	4.46%	370,520
Food	6.62%	549,330
Gas	3.23%	268,000
Hand & Machine Tools	5.12%	425,260
Healthcare - Products	12.33%	1,023,580
Healthcare - Services	4.42%	366,640
Home Furnishings	1.34%	111,150
Household Products	7.23%	599,750
Investment Company	10.34%	857,803
Mining	2.46%	204,120
Miscellaneous Manufacturing	3.62%	300,330
Oil & Gas	2.19%	181,650
Oil & Gas Services	3.85%	319,500
Retail	6.12%	508,200
Software	0.52%	43,400
Telecommunications	1.74%	144,000
Total	100.15%	$8,311,533

The accompanying notes are an integral part of these schedule of investments.

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of February 28, 2009

	Shares	Market Value

Common Stock - 84.57%

Biotechnology - 10.93%
* Crucell NV ADR	10,000	$186,600
* Cubist Pharmaceuticals, Inc.	10,000	142,100
* GTx, Inc.	15,000	139,650
* Martek Biosciences Corp.	10,000	187,300
		655,650
Conglomerates - 2.66%
Rayonier, Inc.	6,000	159,600

Cosmetics - 1.32%
* Bare Escentuals, Inc.	25,000	79,000

Distribution & Wholesale - 3.15%
Watsco, Inc.	5,500	188,815

Electronics - 8.72%
* Checkpoint Systems, Inc.	8,500	66,130
* Dionex Corp.	5,000	233,950
* Itron, Inc.	5,000	223,300
		523,380
Engineering & Construction - 2.75%
* Chicago Bridge & Iron Co.	7,000	42,210
* Perini Corp.	8,000	122,560
		164,770
Food - 14.23%
Del Monte Foods Co.	20,000	143,000
Tootsie Roll Industries, Inc.	10,300	220,626
* TreeHouse Foods, Inc.	10,000	266,900
* United Natural Foods, Inc.	15,000	223,200
		853,726
Healthcare - Services - 2.98%
* Sun Healthcare Group, Inc.	20,000	178,800

Household Products - 6.64%
* Jarden Corp.	15,000	152,250
WD-40 Co.	10,000	246,100
		398,350
Insurance - 4.67%
Platinum Underwriters Holdings Ltd.	10,000	280,400

Mining - 3.22%
Kinross Gold Corp.	12,235	193,068

Oil & Gas - 3.18%
Cabot Oil & Gas Corp.	6,000	122,220
* McMoRan Exploration Co.	15,000	68,850
		191,070
Oil & Gas Services - 1.53%
* Flotek Industries, Inc.	15,000	30,000
Gulf Island Fabrication, Inc.	7,000	62,020
		92,020
Pharmaceuticals - 3.47%
* VCA Antech, Inc.	10,000	207,900

Pipelines - 1.55%
Eagle Rock Energy Partners LP	20,000	93,000

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of February 28, 2009

	Shares	Market Value

Common Stock - 84.57% (Continued)

Real Estate Investment Trust - 3.83%
National Retail Properties, Inc.	16,000	$229,920

Utilities - 9.74%
NorthWestern Corp.	10,000	204,900
South Jersey Industries, Inc.	8,000	288,480
Southwest Water Co.	18,940	90,722
		584,102

Total Common Stock (Cost $7,515,882)		5,073,571

Exchange-Traded Funds - 2.21%
Market Vectors Agribusiness ETF	5,000	132,700

Total Exchange-Traded Funds (Cost $129,760)		132,700

INVESTMENT COMPANY - 13.58%
** Evergreen Money Market Fund Class I, 0.40%
(Cost $814,952)	814,952	814,952

Total Investments (Cost $8,460,594) - 100.36%		6,021,223
Liabilities in excess of Other Assets, net - (0.36)%		(21,903)

Net Assets - 100.00%		$5,999,320

* Non-income producing investment.
** Rate shown represents the rate at February 28, 2009 is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depository Receipts
NV - Naamloze Vennootschap (Dutch)

Capital Management Small-Cap Fund

Summary of Investments by Industry (Unaudited)
As of February 28, 2009
	% of Net Assets
Industry		Market Value
Biotechnology	10.93%	$655,650
Conglomerates	2.66%	159,600
Cosmetics	1.32%	79,000
Distribution & Wholesale	3.15%	188,815
Electronics	8.72%	523,380
Engineering & Construction	2.75%	164,770
Exchange-Traded Funds	2.21%	132,700
Food	14.23%	853,726
Healthcare - Services	2.98%	178,800
Household Products	6.64%	398,350
Insurance	4.67%	280,400
Investment Company	13.58%	814,952
Mining	3.22%	193,068
Oil & Gas	3.18%	191,070
Oil & Gas Services	1.53%	92,020
Pharmaceuticals	3.47%	207,900
Pipelines	1.55%	93,000
Real Estate Investment Trust	3.83%	229,920
Utilities	9.74%	584,102
Total	100.36%	$6,021,223

The accompanying notes are an integral part of these schedule of investments.

Capital Management Funds

Notes to Schedule of Investments
February 28, 2009 (Unaudited)

 Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements." The Funds adopted SFAS 157 effective December 1, 2007.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of February 28, 2009:

	Investment in securities
Valuation Inputs	Capital Management Mid-Cap Fund	Capital Management Small-Cap Fund
Level 1 - Quoted Prices	$7,453,730	$5,206,271
Level 2 - Other Significant Observable Inputs	857,803	814,952
Level 3 - Significant Unobservable Inputs	-	-
Total	$8,311,533	$6,021,223

Federal Income Tax
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation
Mid-Cap Fund	$11,910,162	$450,868	$(4,049,497)
Small-Cap Fund	8,460,594	347,559	(2,786,930)

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:  /s/ Ralph J. Scarpa
Name:  Ralph J. Scarpa
Title: Principal Executive Officer and Principal Financial Officer
Date:  April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ralph J. Scarpa
Name:  Ralph J. Scarpa
Title: Principal Executive Officer and Principal Financial Officer
Date:  April 23, 2009